Net interest revenues (Tables)	6 Months Ended
Jun. 30, 2018
Net interest revenues
Schedule of net interest revenues

Skr mn	Apr-Jun 2018	Jan–Mar 2018	Apr-Jun 2017	Jan-Jun 2018	Jan–Jun 2017	Jan-Dec 2017
Interest revenues
Loans to credit institutions	344	242	198	586	360	789
Loans to the public	624	572	589	1,196	1,124	2,265
Loans in the form of interest-bearing securities	170	159	160	329	325	629
Interest-bearing securities excluding loans in the form of interest-bearing securities	123	124	95	247	202	458
Derivatives	-43	-74	-87	-117	-204	-372
Administrative remuneration CIRR-system1	39	32	32	71	64	125
Other assets	0	1	0	1	2	2

Total interest revenues2	1,257	1,056	987	2,313	1,873	3,896

Interest expenses
Interest expenses	-848	-604	-517	-1,452	-924	-2,020
Resolution fee	-63	-70	-48	-133	-97	-193

Total interest expenses	-911	-674	-565	-1,585	-1,021	-2,213
Net interest revenues	346	382	422	728	852	1,683

1Including administrative remuneration for concessionary loans of Skr 1 million during the period January-June 2018 (1H17:Skr 1 million).

2Interest revenues calculated using the effective interest method amounted to Skr 1,959 million during the period January - June 2018 (1H17: Skr 1,595 million).